Assets held for sale (Tables)	9 Months Ended
Mar. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of assets as held for sale

	S19j Pro miners held for sale	T21 miners held for sale	Total
	US$’000	US$’000	US$’000
Balance at 1 July 2024	—	—	—
Transfer from property, plant and equipment	13,278	9,944	23,222
Mining hardware sold during the period	(9,631)	(9,944)	(19,575)
Impairment expense, net (refer to note 14)	(2,160)	—	(2,160)
Foreign currency translation difference	(177)	—	(177)
Held for sale amount at 31 March 2025	1,310	-	1,310